Guarantees, commitments and risks - Value at risk - parametric method (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Interest rate risk
Guarantees, commitments and risks
Value at risk	€ 1,340	€ 3,000
Interest rate risk | Maximum
Guarantees, commitments and risks
Value at risk	7,390	5,190
Interest rate risk | Minimum
Guarantees, commitments and risks
Value at risk	1,180	2,440
Interest rate risk | Average
Guarantees, commitments and risks
Value at risk	2,930	3,800
Currency
Guarantees, commitments and risks
Value at risk	180	150
Currency | Maximum
Guarantees, commitments and risks
Value at risk	480	410
Currency | Minimum
Guarantees, commitments and risks
Value at risk	100	70
Currency | Average
Guarantees, commitments and risks
Value at risk	€ 280	€ 170